Accounts Receivable, Net	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable, Net
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$

Accounts receivable	466,965	737,030	118,788
Allowance for doubtful accounts	(1,253)	(335)	(54)

Total	465,712	736,695	118,734

As of December 31, 2013 and 2014, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2013	2014
	RMB	RMB	US$

Beginning balance	1,161	1,253	202
Additions charged to bad debt expense	251	348	56
Reversal	—	(306)	(49)
Write off	(159)	(960)	(155)

Ending balance	1,253	335	54

The Group recognized additions to allowance for doubtful accounts amounting to RMB790, RMB251 and RMB42 (US$7) within general and administrative expenses, for the years ended December 31, 2012, 2013 and 2014, respectively.